UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act File Number:
                                    811-22017

                                  The CNL Funds
               (Exact Name of Registrant as Specified in Charter)

                             450 South Orange Avenue
                                   Suite 1000
                                Orlando, FL 32801
               (Address of Principal Executive Offices)(Zip Code)

                                                     With copies to:

           J. Grayson Sanders
              The CNL Funds                            John N. Ake
         450 South Orange Avenue           Stradley Ronon Stevens & Young, LLP
            Orlando, FL 32801                   2600 One Commerce Square
 (Name and Address of Agent for Service)         Philadelphia, PA 19103

               Registrant's Telephone Number, including Area Code:
                                 (407) 540-2764

                      Date of Fiscal Year End: December 31

                   Date of Reporting Period: December 31, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.


CNL GLOBAL REAL ESTATE FUND
CLASS A SHARES
INSTITUTIONAL CLASS SHARES

                                  ANNUAL REPORT
                                  THE CNL FUNDS

                                   (GRAPHIC)

                                DECEMBER 31, 2008

       SUB-ADVISED BY CB RICHARD ELLIS GLOBAL REAL ESTATE SECURITIES, LLC

(CNL(R) LOGO)

CNL FUND ADVISORS COMPANY

Table of Contents

Letter to Shareholders ....................................................    1
Portfolio Management Review ...............................................    2
Fund Performance Summary ..................................................    4
Understanding Your Ongoing Costs ..........................................    6
Investment Portfolio ......................................................    7
Statement of Assets and Liabilities .......................................   11
Statement of Operations ...................................................   12
Statement of Changes in Net Assets ........................................   13
Financial Highlights ......................................................   14
Notes to Financial Statements .............................................   16
Report of Independent Registered Certified Public Accounting Firm .........   24
Tax and Other Information (Unaudited) .....................................   25
Trustees and Officers (Unaudited) .........................................   26

This material is authorized for distribution only when preceded or accompanied by a current prospectus.

The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated investment portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as declines in property values; increases in property taxes, operating expenses, interest rates or competition; zoning changes; and losses from casualty and condemnation. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers. Note 7 of the Financial Statements presents additional discussion of the risks of investing in the Fund.

Letter to Shareholders

Dear Shareholders:

We are pleased to present this annual report for The CNL Funds to you, our shareholders in the CNL Global Real Estate Fund (the "Fund").

First, we welcome the new shareholders who joined the Fund this year and look forward to communicating regularly with all shareholders and their financial advisors regarding the performance of the Fund, and the investment conditions and economic events that generally drive returns for publicly traded real estate companies.

The investment program for CNL Global Real Estate Fund is managed by CNL Fund Advisors Company and the portfolio management team at CB Richard Ellis Global Real Estate Securities, LLC. The portfolio management team is highly focused on the research of regional economies that generate growth in demand for real estate. Gathering and processing fundamental real estate market data is essential to making investment decisions about hundreds of real estate companies around the world. We believe that the portfolio management team's presence and in-depth knowledge of global real estate markets are critical elements for attempting to mitigate investment risks in the global real estate investment sector.

In the second half of 2008, the global economy deteriorated significantly creating uncertainty for investors in the United States and overseas financial markets. The headline themes, including credit market illiquidity, sub-prime mortgage sector fallout, and uncertain asset valuations, have cast a shadow over financial companies and real estate companies. The Fund's portfolio management team is quite cognizant of the correlation between debt markets and the business of real estate. The portfolio managers stress the importance of selecting companies with strong balance sheets to weather this market adjustment period. At the same time, the portfolio management team focuses on company and regional fundamentals to ensure that the highest quality companies are selected for inclusion in the portfolio while seeking to avoid extraordinary risk. These recent events underscore the importance of the CNL Global Real Estate Fund's investment strategy, which is to be well positioned with its investments in real estate companies within stable and improving economies on a global basis. While the persistence of financial and economic news continues to impact most asset classes, we believe the stock prices of many real estate companies around the world represent remarkable values by every historic measure.

FINANCIAL RESULTS

During the twelve months ended December 31, 2008, the Fund received approximately $45.94 million in gross proceeds from the sale of shares. The Fund used this investment capital to acquire interests in 56 public companies that are listed on the securities exchanges in 12 countries. In 2008, net investment income was $380,422. Distributions paid to shareholders totaled $469,843 for the same period, representing 100% ordinary income dividends. The net asset value per share had declined from $8.64 per share on December 31, 2007 to $4.62 per share (Institutional Class) on December 31, 2008, resulting in a total return of -45.66%. The Fund's benchmark registered a total return of -47.72% over the same twelve month period. The value of shares in real estate companies generally declined across the board in North America, Asia Pacific and Europe in 2008.

LOOKING AHEAD

The quest for attractive risk-adjusted investment returns within the real estate sector is the driving force behind the investment program for the CNL Global Real Estate Fund. The events over the past year reinforced the viewpoint that severe market dislocations create opportunities to acquire investment positions in high quality real estate companies at attractive prices. As stated in the Fourth Quarter 2008 report by the Fund's portfolio managers, Steve Carroll and Jeremy Anagnos of CB Richard Ellis Global Real Estate Securities:

     "We remain defensively positioned in companies with strong balance sheets and proven management teams with the potential to post outsized earnings growth in the recovery by capitalizing on market opportunities at a time when there will likely be limited participants."

Thank you for your continuing confidence in the CNL Global Real Estate Fund.

Sincerely,


/s/ Robert A. Bourne                    /s/ J. Grayson Sanders
-------------------------------------   ----------------------------------------
Robert A. Bourne                        J. Grayson Sanders
Chairman                                President
The CNL Funds                           The CNL Funds
February 24, 2009

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.


                         CNL GLOBAL REAL ESTATE FUND - 1

Portfolio Management Review

This report provides management's discussion of performance for CNL Global Real Estate Fund (the "Fund') for the annual reporting period ended December 31, 2008.

INVESTMENT OBJECTIVE & PORTFOLIO MANAGEMENT

The Fund seeks to achieve a high total return through a combination of current income and capital appreciation. The Fund is managed by: Jeremy Anagnos, Portfolio Manager, Co-Chief Investment Officer and Managing Director, Steve Carroll, Portfolio Manager, Co-Chief Investment Officer and Managing Director, and William Morrill, Portfolio Manager, Managing Director of CB Richard Ellis Global Real Estate Securities LLC. ("CBRE GRES") - the Sub-Advisor.

INVESTMENT STRATEGIES AND POLICIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by real estate and real estate-related companies, including real estate investment trusts (REITs) and real estate operating companies (REOCs). The Fund considers a company to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate or whose products or services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue mortgages. Real estate companies in other countries may have similar features to U.S.-qualified REITs; however the specific characteristics and regulations for REIT-like companies may not be identical to those of U.S.-qualified REITs.

Under normal market conditions, the Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable by CNL Fund Advisors Company (the "Adviser"), in which case the Fund would invest at least 30%) in equity securities issued by real estate and real estate-related companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will allocate its assets among no less than three different countries. The Fund may invest up to 15% of its total assets in equity securities that are traded on the major stock exchanges located in emerging markets.

The Fund may invest in common equities, preferred equities, and convertible debt issued by real estate and real estate-related companies located primarily in North America, Europe, and the Asia Pacific. The Fund also gives particular investment consideration to equity securities traded on major exchanges in the following sub-regions: United States, Canada, United Kingdom, Continental Europe, Japan, Hong Kong, Singapore, and Australia/New Zealand.

The Fund may invest in securities of small-, mid- and large- sized real estate or real estate-related companies. The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by limiting the size of any one holding. The Fund limits the maximum holding of the issued capital of any individual company to no more than 10% of the Fund's assets.

The Sub-Adviser seeks to construct a portfolio with return and risk characteristics similar to the FTSE EPRA/NAREIT Global Real Estate Index Series (the Fund's "Benchmark Index"). The Benchmark Index is designed to track the performance of listed real estate companies and REITs worldwide. The Sub-Adviser uses the Benchmark Index as a guide in structuring and designing the Fund's portfolio, but the Fund is not an index fund.

The Fund typically maintains a portion of its assets in cash or cash equivalents in order to meet redemption requests, pay Fund expenses or satisfy other liquidity needs. These assets may be invested in overnight or short-term investment vehicles.

PORTFOLIO MANAGEMENT TECHNIQUES

The Fund was managed during 2008 to maintain approximately 95% investment allocation in common stocks of publicly-traded real estate companies. No leverage was employed at the Fund level for investment purposes. The Fund did not invest in any exchange-traded funds, real estate closed-end funds, derivatives, or short positions during 2008. The Fund invested in securities that are listed on major exchanges located in the United States, Canada, Australia, Hong Kong, Japan, Continental Europe and United Kingdom; the Fund did not hold any securities listed in emerging countries during 2008.

The sub-advisor's investment process employs a process of top-down global asset allocation in the various regions, sub-regions, and countries as well as bottom-up stock selection. This process is continuously ongoing and requires regular rebalancing of


                         2 - CNL GLOBAL REAL ESTATE FUND
the Fund's global portfolio in order to meet its investment objective, to manage portfolio risk and to satisfy the Fund's diversification requirements.

The sub-advisor's global investment decision-making process is managed by the Co-Chief Investment Officers. CBRE GRES actively manages the portfolio construction process using a top-down allocation method. The Co-Chief Investment Officers target sub-regional relative deviations from the benchmark based on economic outlook, real estate fundamentals, valuations and qualitative factors (capital flows, currencies, sub-regional equity and bond market behavior, etc.).

The regional portfolio managers are responsible for individual sector and security selection within their respective regions. The regional portfolio managers recommend those stocks and sectors in their sub-region that they believe offer superior risk/return attributes relative to their peers. Individual stock weights are based in part on the global target of securities to be held, the weight of the security in the benchmark, the liquidity of the security relative to the amount to be invested, and the relative attractiveness of the stock to other securities to be included in the portfolio in the region.

The recommendations of the regional portfolio managers, and their securities analyst teams, and the input from the research teams of the sub-advisor's global affiliates are crucial to assessing appropriate global allocation, stock selection, and risk assessment. The vast global platform of direct real estate and equity securities real-time information injects substantial added value to the sub-advisor's investment process.

FUND PERFORMANCE

For the year ended December 31, 2008, the Fund's Class A shares, excluding sales charges, provided a total return of (45.91%) and the Institutional Class total return was (45.66%). The Fund's benchmark (FTSE EPRA/NAREIT Global Real Estate Index) was (47.72%) for the twelve month period ending December 31, 2008. Therefore Class A shares, excluding sales commission, outperformed the benchmark by 181 basis points (1.81%) and Institutional Class shares outperformed the benchmark by 206 basis points (2.06%). The Fund did not consistently outperform the benchmark throughout 2008, but rather performed both below and above the benchmark and registering positive out-performance for the final leg from late November 2008 to the end of the year.

Global real estate stocks recorded very poor results from a historical perspective across the board. The three main regions of North America (-40.6%), Asia (-52.5%) and Europe (-51.1%) all registered the worst year on record, contributing to the worst year for the aggregate global index. The credit crises roiled through all asset classes in 2008, including the global equities and real estate sectors. Real estate securities experienced a significant shift to very high correlation levels with global stock indices, such as the MSCI World Index, as investors sought indiscriminate liquidity through the disposition of equities. Volatility became the rule, rather than the exception, as negative financial and economic news contributed to significant price swings on a daily and weekly basis.

Despite the streaming negative financial and economic news, the portfolio management team continued to actively screen companies that exhibited balance sheet quality and strength, (i.e. modest corporate leverage, minimal need for near-term financing, etc.) and potential cash flow growth.

PORTFOLIO SPECIFICS

At the end of fiscal year 2007, the Fund held positions in 55 different common stock positions of real estate companies. At June 30, 2008, the Fund held 58 positions in common stocks positions, and fiscal year 2008 closed with 56 common stock positions.

At June 30, 2008, the top ten holdings accounted for 25.7% of the Fund's Total Net Assets. By December 31, 2008, the top ten largest holdings accounted for 39.3% of the Fund's Total Net Asset's, reflecting the portfolio manager's strategy to weight the Fund's investment capital towards larger, more liquid, high quality real estate companies.

As mentioned above, the Fund outperformed the benchmark since late November to wind up 181 basis points (1.81%) above the benchmark for 2008. During the final months of 2008, the sub-advisor altered the Asia Pacific sub-regional allocation, reducing portfolio exposure to Japan and increasing portfolio exposure to Singapore and the United States. By the end of December 2008, the portfolio was underweighted relative to benchmark in Australia, Hong Kong, Japan, United Kingdom and the United States, and over-weighted to benchmark in Continental Europe, Singapore, and Canada.


                         CNL GLOBAL REAL ESTATE FUND - 3

CURRENT STRATEGY AND OUTLOOK

The Fund continues to favor investments higher quality companies that are expected to weather the current financial and economic crises. Additionally, the Fund's portfolio managers will continue to seek investments in those economies and companies that offer realistic expectations for long-term cash flow growth in property-related earnings, where dividend payments are sustainable given banking and financial related circumstances, and where the stock prices of real estate companies are well below the reasonable estimates of corporate enterprise values based on the future direction of property values.

Fund Performance Summary

ALL FUND PERFORMANCE SHOWN IS HISTORICAL, ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS, AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE FLUCTUATE WITH CHANGING MARKET CONDITIONS SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE SHOWN BELOW. PLEASE VISIT WWW.THECNLFUNDS.COM FOR THE FUND'S MOST RECENT MONTHLY PERFORMANCE.

                               (PERFORMANCE GRAPH)

              FTSE/EPRA NAREIT    Class A (no   Class A (with
             investment @ $10k   load) @ $10k    load) @ $10k
             -----------------   ------------   -------------
10/29/2007       $10,000.00       $10,000.00      $9,425.00
10/31/2007       $10,155.22       $10,180.00      $9,594.72
11/30/2007       $ 9,371.80       $ 9,340.00      $8,803.02
12/31/2007       $ 8,885.32       $ 8,722.60      $8,221.11
1/31/2008        $ 8,507.13       $ 8,510.59      $8,021.29
2/29/2008        $ 8,352.41       $ 8,349.06      $7,869.05
3/31/2008        $ 8,385.14       $ 8,520.69      $8,030.81
4/30/2008        $ 8,909.54       $ 9,015.37      $8,497.05
5/31/2008        $ 8,691.04       $ 8,692.31      $8,192.57
6/30/2008        $ 7,667.40       $ 7,678.01      $7,236.58
7/31/2008        $ 7,730.12       $ 7,718.42      $7,274.66
8/31/2008        $ 7,569.97       $ 7,374.93      $6,950.92
9/30/2008        $ 6,869.18       $ 6,698.25      $6,313.15
10/31/2008       $ 4,954.73       $ 4,881.61      $4,600.95
11/30/2008       $ 4,235.89       $ 4,201.63      $3,960.07
12/31/2008       $ 4,645.04       $ 4,717.97      $4,446.72

                               (PERFORMANCE GRAPH)

              FTSE/EPRA NAREIT    Institutional
             investment @ $100k   Class @ $100k
             ------------------   -------------
10/29/2007       $100,000.00       $100,000.00
10/31/2007       $101,552.21       $101,800.00
11/30/2007       $ 93,717.97       $ 93,500.00
12/31/2007       $ 88,853.23       $ 87,266.00
1/31/2008        $ 85,071.29       $ 85,144.95
2/29/2008        $ 83,524.05       $ 83,528.91
3/31/2008        $ 83,851.45       $ 85,346.96
4/30/2008        $ 89,095.39       $ 90,296.07
5/31/2008        $ 86,910.37       $ 86,962.99
6/30/2008        $ 76,673.96       $ 77,012.24
7/31/2008        $ 77,301.18       $ 77,315.84
8/31/2008        $ 75,699.73       $ 73,976.28
9/30/2008        $ 68,691.76       $ 67,137.27
10/31/2008       $ 49,547.35       $ 49,030.55
11/30/2008       $ 42,358.95       $ 42,215.10
12/31/2008       $ 46,450.37       $ 47,420.30

Based on an initial investment of $10,000 (Class A shares) and $100,000 (Institutional Class shares), the graph above illustrates the total return of CNL Global Real Estate Fund against the benchmark index. The Fund's benchmark is the FTSE EPRA/NAREIT Global Real Estate Index Series which is designed to track the performance of listed real estate companies and REITs worldwide. The free-float adjusted index constituents are liquidity, size and revenue screened and are broken down into eight index families covering the world's largest investment markets in various currencies. The benchmark index is unmanaged and has no cash in its portfolio, no sales charge and incurs no operating expenses. An investor cannot invest directly in the index. The graphs do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.


                         4 - CNL GLOBAL REAL ESTATE FUND

The maximum sales charge for Class A shares is 5.75%. Average annual returns (Unadjusted for Sales Charges) do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

To discourage short-term trading, the Fund imposes a 1.00% redemption fee on shareholders redeeming shares held less than 75 days, which has the effect of lowering the total returns for short-term shareholders.

AVERAGE ANNUAL TOTAL RETURNS

                                   ONE
                                YEAR ENDED         ONE            SINCE
                               DECEMBER 31,     YEAR ENDED      INCEPTION         SINCE
                                   2008        DECEMBER 31,    (10/30/07)+      INCEPTION
                              UNADJUSTED FOR       2008       UNADJUSTED FOR   (10/30/07)+
CNL GLOBAL REAL ESTATE FUND    SALES CHARGES     WITH LOAD    SALES CHARGES     WITH LOAD
---------------------------   --------------   ------------   --------------   -----------
Class A                          (45.91)%        (49.04)%        (47.32)%        (49.91)%
Institutional Class              (45.66)%          N/A           (47.09)%          N/A
FTSE EPRA/NAREIT Global
Real Estate Index Series++       (47.72)%          N/A           (48.01)%          N/A

Returns do not reflect the deduction of taxes that a shareholder would pay on distributions or upon redemption of Fund shares.

+ Represents commencement date of investment operations (i.e., began to invest in accordance with its investment objective).

++ The FTSE EPRA/NAREIT Global Real Estate Index is an index that tracks the performance of listed real estate companies and REITs worldwide.

The annualized gross and net expense ratios, respectively, for each class of shares as in the April 29, 2008 prospectus were as follows: Class A--19.74% and 1.80%; and Institutional Class--18.49% and 1.55%. Through April 30, 2009, the Advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's annual operating expenses at 1.80% for Class A shares and 1.55% for Institutional Class shares. The annualized gross and net expense ratios, respectively, for each class of shares as of December 31, 2008, are as follows: Class A -- 4.99% and 1.80%; and Institutional Class -- 5.49% and 1.55%. For more information, see the Financial Highlights.

Performance results reflect applicable expense waivers in effect during the period shown. Without such waivers Fund performance would be lower. See the prospectus for more information.

NET ASSET VALUE AND DISTRIBUTION INFORMATION PER SHARE

                                      INSTITUTIONAL
NET ASSET VALUE:            CLASS A       CLASS
----------------            -------   -------------
12/31/08                    $  4.61      $  4.62
DISTRIBUTION INFORMATION:
Net Investment Income       $0.0736      $0.0899


                         CNL GLOBAL REAL ESTATE FUND - 5

Understanding Your Ongoing Costs (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) ongoing costs including management fees, Fund expenses, and distribution (12b-1) fees if applicable; and
(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 at the beginning of the period and held for the entire period from July 1, 2008 through December 31, 2008.

ACTUAL EXPENSES

The first section of the table below (Actual Fund Return) provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the expense number associated with your share class on the line entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table (Hypothetical 5% Fund Return) below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     INSTITUTIONAL
ACTUAL FUND RETURN                        CLASS A        CLASS
------------------                       ---------   -------------
Beginning Account Value July 1, 2008     $1,000.00     $1,000.00
Ending Account Value December 31, 2008   $  614.50     $  615.80
Expenses Paid per $1,000(1)              $    7.30     $    6.30

                                                     INSTITUTIONAL
HYPOTHETICAL 5% FUND RETURN               CLASS A       CLASS
---------------------------              ---------   -------------
Beginning Account Value July 1, 2008     $1,000.00     $1,000.00
Ending Account Value December 31, 2008   $1,016.09     $1,017.34
Expenses Paid per $1,000(1)              $    9.12     $    7.86

                                                     INSTITUTIONAL
ANNUALIZED EXPENSE RATIOS(2)              CLASS A        CLASS
----------------------------             ---------   -------------
                                           1.80%         1.55%

(1) Expenses are equal to the Fund's annualized expense ratios for each class of shares, multiplied by the average account value over the period, multiplied by the actual days in the period (184); and then dividing that result by the actual number of days in the fiscal year (366). The data reflects the 184 day period from July 1, 2008 through December 31, 2008.

(2) The annualized gross expense ratio, based on the six months ended December 31, 2008, was: Class A--3.89% and Institutional Class-- 3.66%.


                         6 - CNL GLOBAL REAL ESTATE FUND

Investment Portfolio                                     as of December 31, 2008

CNL GLOBAL REAL ESTATE FUND

TEN LARGEST HOLDINGS AT DECEMBER 31, 2008 (AS A PERCENTAGE OF TOTAL NET ASSETS)

                                       MARKET VALUE (US$)   PERCENT
                                       ------------------   -------
Mitsubishi Estate Co., Ltd. ........        1,836,867         6.5%
Unibail-Rodamco ....................        1,272,544         4.5
Simon Property Group, Inc. (REIT) ..        1,242,445         4.4
Mitsui Fudosan Co., Ltd. ...........        1,233,745         4.4
Westfield Group ....................        1,099,745         3.9
Hang Lung Properties Ltd. ..........        1,009,616         3.6
Capitaland Ltd. ....................          939,713         3.4
Vornado Realty Trust (REIT) ........          910,380         3.2
China Resources Land Ltd. ..........          765,540         2.7
Fonciere des Regions ...............          763,773         2.7
                                           ----------        ----
TOTAL ..............................       11,074,368        39.3%
                                           ----------        ----

COUNTRY SUMMARY REPORT (AS A PERCENTAGE OF TOTAL COMMON STOCK INVESTMENT PORTFOLIO)(a)

                    MARKET VALUE (US$)   PERCENT
                    ------------------   -------
United States ...        9,612,434         36.7%
Japan ...........        4,397,095         16.8
Hong Kong .......        2,582,886          9.8
Singapore .......        2,190,680          8.4
France ..........        2,036,317          7.8
Australia .......        1,660,249          6.3
United Kingdom ..        1,263,933          4.8
Canada ..........        1,254,130          4.8
Sweden ..........          665,805          2.5
Finland .........          301,079          1.1
Netherlands .....          188,699          0.7
Germany .........           71,733          0.3
                        ----------        -----
TOTAL ...........       26,225,040        100.0%
                        ----------        -----

----------
(a) Country summary represents the allocation of holdings based on the country domicile of the holding or underlying company. It does not represent the geographic diversification of the underlying property holdings of the real estate companies.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                         CNL GLOBAL REAL ESTATE FUND - 7

Investment Portfolio                                     as of December 31, 2008

CNL GLOBAL REAL ESTATE FUND

                                                             SHARES   VALUE (US$)
                                                            -------   -----------
COMMON STOCKS 93.3%(c)
AUSTRALIA 5.9%
Stockland ...............................................   197,035       560,504
Westfield Group .........................................   121,134     1,099,745
                                                                       ----------
                                                                        1,660,249
CANADA 4.5%
Allied Properties Real Estate Investment Trust ..........    33,836       341,238
Boardwalk Real Estate Investment Trust ..................    18,148       375,750
Chartwell Seniors Housing Real Estate Investment Trust ..    67,317       294,461
Dundee Real Estate Investment Trust .....................    23,777       242,681
                                                                       ----------
                                                                        1,254,130
FINLAND 1.1%
Sponda Oyj ..............................................    68,614       301,079
FRANCE 7.2%
Fonciere des Regions ....................................    11,147       763,773
Unibail-Rodamco .........................................     8,518     1,272,544
                                                                       ----------
                                                                        2,036,317
GERMANY 0.2%
DIC Asset AG ............................................     8,229        71,733
HONG KONG 9.2%
China Resources Land Ltd. ...............................   618,470       765,540
Hang Lung Properties Ltd. ...............................   459,843     1,009,616
Kerry Properties Ltd. ...................................   226,000       607,964
Sino-Ocean Land Holdings Ltd. ...........................   437,345       199,766
                                                                       ----------
                                                                        2,582,886
JAPAN 15.6%
Global One Real Estate Investment Co., Ltd. .............         6        50,203
Japan Real Estate Investment Corp. ......................        60       535,988
Mitsubishi Estate Co., Ltd. .............................   111,198     1,836,867
Mitsui Fudosan Co., Ltd. ................................    74,000     1,233,745
Nippon Building Fund, Inc. ..............................        30       329,753
Nippon Commercial Investment Corp. ......................       222       236,761
Nippon Residential Investment Corp. .....................       187       173,778
                                                                       ----------
                                                                        4,397,095
NETHERLANDS 0.7%
Prologis European Properties ............................    41,878       188,699
SINGAPORE 7.8%
CapitaCommercial Trust ..................................   543,686       341,967
Capitaland Ltd. .........................................   430,680       939,713
CapitaMall Trust ........................................   356,086       396,248
Yanlord Land Group Ltd. .................................   813,984       512,752
                                                                       ----------
                                                                        2,190,680
SWEDEN 2.4%
Kungsleden AB ...........................................    94,557       665,805

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                         8 - CNL GLOBAL REAL ESTATE FUND

Investment Portfolio                                     as of December 31, 2008

CNL GLOBAL REAL ESTATE FUND

                                                   SHARES   VALUE (US$)
                                                  -------   -----------
UNITED KINGDOM 4.5%
Big Yellow Group PLC ..........................    62,683       217,909
British Land Co. PLC ..........................    28,564       228,862
Dawnay Day Treveria PLC .......................   415,159        42,305
Derwent London PLC ............................    31,890       335,464
Helical Bar PLC ...............................    57,820       234,979
Mapeley Ltd. ..................................     3,987         5,953
St Modwen Properties PLC ......................    83,358       141,961
Workspace Group PLC ...........................    62,949        56,500
                                                             ----------
                                                              1,263,933
UNITED STATES 34.2%
Alexandria Real Estate Equities, Inc. (REIT) ..     7,480       451,343
AMB Property Corp. (REIT) .....................     6,571       153,893
American Campus Communities, Inc. (REIT) ......    11,350       232,448
AvalonBay Communities, Inc. (REIT) ............     9,235       559,456
Boston Properties, Inc. (REIT) ................    10,960       602,800
Corporate Office Properties Trust (REIT) ......    13,640       418,748
Digital Realty Trust, Inc. (REIT) .............    17,889       587,654
Douglas Emmett, Inc. (REIT) ...................    19,230       251,144
Essex Property Trust, Inc. (REIT) .............     3,031       232,629
Federal Realty Investment Trust (REIT) ........     9,195       570,826
Health Care REIT, Inc. (REIT) .................     8,847       373,343
Healthcare Realty Trust, Inc. (REIT) ..........    13,361       313,716
Medical Properties Trust, Inc. (REIT) .........    36,073       227,621
Public Storage (REIT) .........................     3,841       305,359
Regency Centers Corp. (REIT) ..................    10,870       507,629
Simon Property Group, Inc. (REIT) .............    23,385     1,242,445
SL Green Realty Corp. (REIT) ..................     8,475       219,503
Tanger Factory Outlet Centers, Inc. (REIT) ....    13,975       525,739
The Macerich Co. (REIT) .......................    24,706       448,661
Ventas, Inc. (REIT) ...........................    14,212       477,097
Vornado Realty Trust (REIT) ...................    15,085       910,380
                                                             ----------
                                                              9,612,434
                                                             ----------
TOTAL COMMON STOCKS (Cost $39,562,400) ........              26,225,040

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                         CNL GLOBAL REAL ESTATE FUND - 9

Investment Portfolio                                     as of December 31, 2008

CNL GLOBAL REAL ESTATE FUND

                                                                                  PRINCIPAL
                                                                                 AMOUNT ($)   VALUE (US$)
                                                                                 ----------   -----------
REPURCHASE AGREEMENT 5.9%(c)
UNITED STATES
State Street Bank and Trust Co., 0.01%, dated 12/31/2008, to be repurchased at
   $1,660,001 on 1/2/2009a ...................................................    1,660,000    1,660,000
                                                                                               ---------
TOTAL REPURCHASE AGREEMENT (Cost $1,660,000) .................................                 1,660,000

                                                      % OF
                                                   NET ASSETS
                                                   ----------
TOTAL INVESTMENT PORTFOLIO (Cost $41,222,400)(b)       99.2     27,885,040
OTHER ASSETS AND LIABILITIES, NET                       0.8        235,994
                                                      -----     ----------
NET ASSETS                                            100.0     28,121,034

(a) Collateralized by $1,700,000 U.S. Treasury Bill, with a maturity date of 7/30/2009 with a value of $1,697,450.

(b) The cost for federal income tax purpose was $42,196,967. At December 31, 2008, net unrealized depreciation for all securities based on tax cost was $14,311,927. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of tax cost of $152,890 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax costs over value of $14,464,817.

(c)  As a percentage of net assets.

REIT: U.S. Real Estate Investment Trust. Many of the foreign companies have adopted REIT-like corporate structures in their respective countries. The character and features of REIT-like corporate structures in foreign countries may differ from U.S. REITs. Therefore, only U.S. companies are designated as "REIT" where applicable.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        10 - CNL GLOBAL REAL ESTATE FUND

Statement of Assets and Liabilities                      as of December 31, 2008

CNL GLOBAL REAL ESTATE FUND

ASSETS
Investments:
      Investments in securities, at value (cost $39,562,400) ...   $ 26,225,040
      Repurchase Agreement, at value (cost $1,660,000) .........      1,660,000
                                                                   ------------
   Total investments in securities, at value
      (cost $41,222,400) .......................................     27,885,040
                                                                   ------------
   Cash ........................................................            648
   Foreign currency, at value (cost $175,890) ..................        177,655
   Dividends receivable ........................................        113,003
   Receivable for Fund shares sold .............................         83,747
   Due from Adviser ............................................         32,644
   Prepaid insurance ...........................................         10,482
   Foreign taxes recoverable ...................................            536
                                                                   ------------
   Total assets ................................................     28,303,755
                                                                   ------------
LIABILITIES
   Accrued transfer agent fees .................................         28,292
   Distributions payable .......................................         15,929
   Accrued administration fees .................................         12,209
   Accrued trustees fees .......................................         10,417
   Accrued custodian and accounting fees .......................         10,238
   Payable for Fund shares redeemed ............................          7,168
   Accrued distribution (12b-1) fee - Class A ..................            218
   Accrued distribution (12b-1) fee - Class C ..................             13
   Accrued auditing and tax services fees ......................         47,400
   Accrued legal fees ..........................................         10,000
   Accrued reports to shareholders fee .........................         23,512
   Other accrued expenses and payables .........................         17,325
                                                                   ------------
   Total liabilities ...........................................        182,721
                                                                   ------------
   NET ASSETS, AT VALUE ........................................   $ 28,121,034
                                                                   ============
NET ASSETS
   Net assets consist of:
   Distributions in excess of net investment income ............       (154,356)
   Net unrealized appreciation (depreciation) on:
      Investments ..............................................    (13,337,360)
      Foreign currency related transactions ....................          2,175
   Accumulated net realized gain (loss) ........................     (4,959,583)
   Paid-in capital .............................................     46,570,158
                                                                   ------------
   NET ASSETS, AT VALUE ........................................   $ 28,121,034
                                                                   ============
NET ASSET VALUE:
   CLASS A
   Net Asset Value and redemption price per share
      ($1,241,158 / 269,201 shares of capital
      stock outstanding, $0.001 par value,
      unlimited number of shares authorized) ...................   $       4.61
                                                                   ------------
   Maximum offering price per share ($4.61 / 0.9425) ...........   $       4.89
                                                                   ------------
INSTITUTIONAL CLASS
   Net Asset Value offering and redemption price per
      share ($26,879,876 / 5,824,130 shares of
      capital stock outstanding, $0.001 par value,
      unlimited number of shares authorized) ...................   $       4.62
                                                                   ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        CNL GLOBAL REAL ESTATE FUND - 11

Statement of Operations                     for the year ended December 31, 2008

CNL GLOBAL REAL ESTATE FUND

INVESTMENT INCOME
   Dividends (net of $49,466 taxes withheld) ...................   $    659,197
   Interest ....................................................          7,314
                                                                   ------------
   Total Income ................................................        666,511
                                                                   ------------
EXPENSES:
   Management fee ..............................................        183,260
   Transfer agent fee ..........................................        140,170
   Custodian and accounting fees ...............................        115,505
   Administration fees .........................................        110,108
   Legal fees ..................................................         99,323
   Registration fees ...........................................         82,044
   Trustees fees and expenses ..................................         70,422
   Auditing and tax services ...................................         52,748
   Insurance ...................................................         35,642
   Reports to shareholders .....................................         20,736
   Compliance services expense .................................         52,893
   Distribution (12b-1) fee - Class A ..........................          1,880
   Distribution (12b-1) fee - Class C ..........................            157
   Amortization of offering costs ..............................         34,774
   Other .......................................................          3,983
                                                                   ------------
   Total expenses, before expense waiver/reimbursement .........      1,003,645
                                                                   ------------
   Expense waiver/reimbursement ................................       (717,556)
                                                                   ------------
   Total expenses, after expense waiver/reimbursement ..........        286,089
                                                                   ------------
   NET INVESTMENT INCOME (LOSS) ................................        380,422
                                                                   ============
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
   Net realized gain (loss) from:
      Investments ..............................................     (4,903,784)
      Foreign currency related transactions ....................        (31,853)
                                                                   ------------
                                                                     (4,935,637)
                                                                   ------------
   Net unrealized appreciation (depreciation) during the
      period on:
      Investments ..............................................    (12,729,016)
      Foreign currency related transactions ....................          3,714
                                                                   ------------
                                                                    (12,725,302)
                                                                   ------------
   NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS ..................    (17,660,939)
                                                                   ============
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ..........................................   $(17,280,517)
                                                                   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        12 - CNL GLOBAL REAL ESTATE FUND

Statement of Changes in Net Assets

CNL GLOBAL REAL ESTATE FUND

                                                                        YEAR           YEAR
                                                                        ENDED          ENDED
                                                                    DECEMBER 31,   DECEMBER 31,
                                                                        2008          2007(a)
                                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income (loss) ..............................   $    380,422   $   20,471
      Net realized gain (loss) on investment transactions
         and foreign currency related transactions ..............     (4,935,637)     (63,841)
      Net unrealized appreciation (depreciation) during the
         period on investment transactions and foreign currency
         related transactions ...................................    (12,725,302)    (609,883)
                                                                    ------------   ----------
   Net increase (decrease) in net assets resulting
      from operations ...........................................    (17,280,517)    (653,253)
                                                                    ------------   ----------
   Distributions to shareholders from:
   Net investment income:
      Class A ...................................................        (19,496)        (579)
      Class C ...................................................           (176)        (106)
      Institutional Class .......................................       (450,171)     (44,876)
                                                                    ------------   ----------
   Decrease in net assets from distributions to
      shareholders ..............................................       (469,843)     (45,561)
                                                                    ------------   ----------
   Fund share transactions:
      Proceeds from shares sold .................................     45,937,265    5,148,115
      Reinvestment of distributions .............................        322,570       42,095
      Cost of shares redeemed ...................................     (4,991,773)          --
      Redemption fees ...........................................         11,916           --
                                                                    ------------   ----------
   Net increase (decrease) in net assets from Fund
      share transactions ........................................     41,279,978    5,190,210
                                                                    ------------   ----------
INCREASE (DECREASE) IN NET ASSETS ...............................     23,529,618    4,491,396
                                                                    ============   ==========
   Net assets at beginning of year ..............................      4,591,416      100,020(b)
                                                                    ------------   ----------
NET ASSETS AT END OF YEAR (INCLUDING DISTRIBUTIONS IN EXCESS
   OF NET INVESTMENT INCOME OF $154,356 AND
   $25,843, RESPECTIVELY) .......................................   $ 28,121,034   $4,591,416
                                                                    ============   ==========

----------
(a) For the period from October 26, 2007 (commencement of operations) to December 31, 2007.

(b)  Amount represents seed capital.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        CNL GLOBAL REAL ESTATE FUND - 13

Financial Highlights

CNL GLOBAL REAL ESTATE FUND

                                                                            CLASS A
                                                                  ---------------------------
                                                                   YEAR ENDED     YEAR ENDED
                                                                  DECEMBER 31,   DECEMBER 31,
                                                                      2008          2007(a)
                                                                  ------------   ------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR ............................     $  8.64       $ 10.00
   Income (loss) from investment operations:
      Net investment income (loss)(b) .........................        0.10          0.07
      Net realized and unrealized gain (loss)
         on investment transactions ...........................       (4.06)        (1.35)
                                                                    -------       -------
   Total from investment operations ...........................       (3.96)        (1.28)
Less distributions from:
   Net investment income ......................................       (0.07)        (0.08)
                                                                    -------       -------
   Total distributions to shareholders ........................       (0.07)        (0.08)
                                                                    -------       -------
Redemption fees ...............................................        0.00(c)         --
                                                                    -------       -------
NET ASSET VALUE, END OF YEAR ..................................     $  4.61       $  8.64
   Total Return (%)(d) ........................................      (45.91)       (12.77)(e)
                                                                    -------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
   Net Assets, End of Year (000s) .............................     $ 1,241       $    61
   Ratio of expenses before expense waiver/reimbursement (%) ..        4.99         29.19(f)
   Ratio of expenses after expense waiver/reimbursement (%) ...        1.80          1.80(f)
   Ratio of net investment income (loss) (%)(g) ...............        1.69          4.30(f)
   Portfolio turnover rate (%) ................................          25             6(e)

----------
(a) For the period from October 26, 2007 (commencement of operations) to December 31, 2007.

(b)  Per share amounts have been calculated using the average shares method.

(c)  Amount is less than $0.005 per share.

(d)  Does not reflect sales charges, which would reduce return.

(e)  Not annualized.

(f)  Annualized.

(g) Differences between classes are impacted by the timing of subscriptions and the timing of dividend income earned by the Fund.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        14 - CNL GLOBAL REAL ESTATE FUND

Financial Highlights

CNL GLOBAL REAL ESTATE FUND

                                                                      INSTITUTIONAL CLASS
                                                                  ---------------------------
                                                                   YEAR ENDED     YEAR ENDED
                                                                  DECEMBER 31,   DECEMBER 31,
                                                                      2008          2007(a)
                                                                  ------------   ------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR ............................     $  8.64       $ 10.00
   Income (loss) from investment operations:
      Net investment income (loss)(b) .........................        0.13          0.04
      Net realized and unrealized gain (loss)
         on investment transactions ...........................       (4.06)        (1.31)
                                                                    -------       -------
   Total from investment operations ...........................       (3.93)        (1.27)
Less distributions from:
   Net investment income ......................................       (0.09)        (0.09)
                                                                    -------       -------
   Total distributions to shareholders ........................       (0.09)        (0.09)
                                                                    -------       -------
Redemption fees ...............................................        0.00(c)         --
                                                                    -------       -------
NET ASSET VALUE, END OF YEAR ..................................     $  4.62       $  8.64
   Total Return (%) ...........................................      (45.66)       (12.73)(d)
                                                                    -------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
   Net Assets, End of Year (000s) .............................     $26,880       $ 4,517
   Ratio of expenses before expense waiver/reimbursement (%) ..        5.49         28.94(e)
   Ratio of expenses after expense waiver/reimbursement (%) ...        1.55          1.55(e)
   Ratio of net investment income (loss) (%)(f) ...............        2.09          2.45(e)
   Portfolio turnover rate (%) ................................          25             6(d)

----------
(a) For the period from October 26, 2007 (commencement of operations) to December 31, 2007.

(b)  Per share amounts have been calculated using the average shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized.

(e)  Annualized.

(f) Differences between classes are impacted by the timing of subscriptions and the timing of dividend income earned by the Fund.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        CNL GLOBAL REAL ESTATE FUND - 15

Note to Financial Statements                                   December 31, 2008

CNL GLOBAL REAL ESTATE FUND

1. ORGANIZATION

CNL Global Real Estate Fund (the "Fund") is a series of The CNL Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a Delaware statutory trust. The Fund commenced operations on October 26, 2007.

The Fund seeks to achieve a high total return through a combination of current income and capital appreciation. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity and equity-related securities issued by real estate and real estate-related companies.

The Fund presently offers two classes of shares. Class A shares are offered to investors subject to an initial sales charge of 5.75% (on investments greater than $50,000, the sales charge is reduced). Sales charges may be reduced or waived for certain eligible investors. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than Class A shares. Class C shares were offered to investors without an initial sales charge and were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge of 1.00% payable upon certain redemptions within one year of purchase. On December 17, 2008, the Board of Trustees of the Fund approved the reclassification of the Class C shares into the Class A shares. This conversion was completed on December 30, 2008 and shares of Class C were not available after this date.

2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amount and disclosures. Actual results could differ from these estimates and those differences could be material.

PORTFOLIO VALUATION

Generally, the Fund's investments are valued at market value. Securities traded on a principal domestic or foreign securities exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked prices. Securities traded on more than one exchange are valued using the primary exchange where the security is principally traded.

Securities for which market prices are unavailable, or securities for which CNL Fund Advisors Company (the "Adviser") determines that prices do not reflect market value, will be valued at fair value pursuant to valuation policies and procedures approved by the Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when exchange trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Adviser's Pricing Committee determines fair value in a manner that it believes fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Alternatively, the value of non-North American securities may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the New York Stock Exchange ("NYSE") using a pricing service and/or procedures approved by the Board of Trustees if, after the close of the foreign markets but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such non-North American securities.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.


                        16 - CNL GLOBAL REAL ESTATE FUND

Note to Financial Statements (continued)                       December 31, 2008

CNL GLOBAL REAL ESTATE FUND

Short-term debt securities that have a maturity date of 60 days or less are valued at amortized cost, which approximates value.

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value for financial reporting, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                              SIGNIFICANT
                                                                 OTHER       SIGNIFICANT
                                                  QUOTED       OBSERVABLE   UNOBSERVABLE
                                                  PRICES         INPUTS        INPUTS
                            DECEMBER 31, 2008    (LEVEL 1)     (LEVEL 2)      (LEVEL 3)
                            -----------------   -----------   -----------   ------------
Investments in Securities      $27,885,040      $10,866,564   $17,018,476       $--
                               -----------      -----------   -----------       ---
Total                          $27,885,040      $10,866,564   $17,018,476       $--
                               -----------      -----------   -----------       ---

The Fund's assets consisting of all North American exchange-traded common stocks and rights were classified under Level 1 for this reporting period ending December 31, 2008. Level 2 Fund assets include 31 non-North American publicly traded stocks that represent an aggregate fair value of $15,358,476. Had the Fund used the observable closing prices from the primary exchange instead of using fair value procedures, then the value of these 31 securities would be $15,122,977. One repurchase agreement in the amount of $1,660,000 was classified under Level 2 for the same reporting period.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income (net of foreign withholding taxes, if any) is recorded on the ex-dividend date. The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts.

FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (forward contracts) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/(loss) on foreign currency related transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/(losses) included in realized and unrealized gain/(loss) are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities; such changes are included with the net realized and unrealized gain/(loss) on investments.


                        CNL GLOBAL REAL ESTATE FUND - 17

Note to Financial Statements (continued)                       December 31, 2008

CNL GLOBAL REAL ESTATE FUND

FORWARD FOREIGN CURRENCY CONTRACTS

Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery. The Fund held no forward foreign currency contracts at December 31, 2008.

FEDERAL INCOME TAXES

It is the policy of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. An assessment of the Fund's tax positions has been made and it has been determined that there is no impact to the Fund's financial statements. The Fund's federal tax return for the year ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the ex-dividend date, unless the shareholder has elected to have the dividends and distributions paid in cash.

REAL ESTATE INVESTMENT TRUSTS

At year end, the Fund recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be based on other available information. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements which are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral. Repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the repurchase price of the securities, plus accrued interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.


                        18 - CNL GLOBAL REAL ESTATE FUND

Note to Financial Statements (continued)                       December 31, 2008

CNL GLOBAL REAL ESTATE FUND

CLASS ALLOCATION

Investment income, realized and unrealized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears distribution and shareholder servicing expenses unique to that class. Differences in class-level expenses may result in payment of different per share dividends by share class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

REDEMPTION FEES

The Fund imposes a redemption fee of 1.00% of the total redemption amount on the Fund shares redeemed within 75 days of buying them. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

OTHER

In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, the Fund expects the risk of loss to be remote.

OFFERING COSTS

Offering costs of $194,577 were incurred by the Fund in connection with the offering of its shares and paid by CNL Fund Management Company (the "Management Company"), the parent company of the Adviser. The Fund reimbursed $42,566 to the Management Company. The Adviser has absorbed the remaining offering costs of $152,011 and will not seek reimbursement from the Fund. The Fund amortized the deferred offering costs of $42,566 over one year. For the year ended December 31, 2008, the Fund amortized to expense the remaining deferred offering costs of $34,774.

3. MANAGEMENT FEES AND OTHER EXPENSES

Under the Investment Management Agreement with the Adviser, the Adviser directs the investments of the Fund in accordance with its investment objective, policies and restrictions. The Fund pays a monthly investment management fee, computed and accrued daily and payable monthly, at an annual rate of 1.00% of the Fund's average daily net assets. For the year ended December 31, 2008, the Adviser waived $183,260 of its investment management fee and reimbursed other operating expenses of $534,296 pursuant to an expense limitation agreement with the Fund. CB Richard Ellis Global Real Estate Securities, LLC ("CB Richard Ellis GRES") is the sub-adviser for the Fund. The Adviser compensates CB Richard Ellis GRES out of the management fee it receives from the Fund.

EXPENSE LIMITATIONS

For the period from October 26, 2007 (commencement of operations) through April 30, 2009, the Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the annual expenses of each class as follows:

                       CONTRACTUAL
CLASS                 EXPENSE LIMIT
-----                 -------------
Class A                   1.80%
Institutional Class       1.55%

The Adviser may recapture all or a portion of any waived investment management fees and expenses it has borne, if any, to the extent a class's expenses fall below the maximum ratio within three years after the end of the fiscal year in which the waiver was made. The Fund's Board of Trustees shall determine quarterly, in advance, whether any reimbursement may be paid to the


                        CNL GLOBAL REAL ESTATE FUND - 19

Note to Financial Statements (continued)                       December 31, 2008

CNL GLOBAL REAL ESTATE FUND

Adviser in such quarter. The amounts subject to possible reimbursement under the expense limitation agreements at December 31, 2007 and 2008 were as follows:

Expenses Subject to Possible Recapture through December 31, 2010   $228,405
Expenses Subject to Possible Recapture through December 31, 2011   $717,556

DISTRIBUTOR

The Trust has adopted a Rule 12b-1 plan for Class A shares under which the Fund is authorized to pay to Foreside Fund Services, LLC (the "Distributor") or any other approved entity (collectively, "payees") as compensation for the distribution services and/or shareholder services provided by such payees, an aggregate fee equal to 0.25% of the average daily net assets of Class A shares of the Fund. The Trust had also adopted a Rule 12b-1 plan for its Class C shares (which are not offered after December 30, 2008) under which the Fund was authorized to pay payees compensation for the distribution services and/or shareholder services provided by such payees. Under the Rule 12b-1 Plan for Class C shares, the Trust paid an aggregate fee equal to 0.75% of the average daily net assets of Class C shares of the Fund for distribution services and an aggregate fee equal to 0.25% of the average daily net assets of Class C shares of the Fund for shareholder services. The payees may have paid any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of the Fund. The Rule 12b-1 plan for Class A shares is a core component of the ongoing distribution and shareholder servicing as related to Class A shares.

For the year ended December 31, 2008, the Fund has been advised that the Distributor received $7,215 in sales commissions from the sale of Class A shares.

ADMINISTRATOR

State Street Bank and Trust Company ("State Street") serves as administrator for the Trust pursuant to an administration agreement (the "Administration Agreement") with the Trust. Under the Administration Agreement, State Street is responsible for (i) the general administrative duties associated with the day-to-day operations of the Trust; (ii) conducting relations with the independent registered certified public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing the office facilities and sufficient personnel required by it to perform such administrative services.

TRANSFER AGENT

Boston Financial Data Services, Inc., an affiliate of State Street, acts as the transfer agent and dividend disbursing agent of the Fund. As transfer agent and dividend disbursing agent, the transfer agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.

CUSTODIAN

State Street serves as custodian of the assets of the Trust pursuant to a custodian agreement (the "Custody Contract") with the Trust. Under the Custody Contract, State Street holds and transfers portfolio securities on account of the Fund, provides fund accounting and keeps all necessary records and documents, and performs other duties, all as directed by authorized persons. Portfolio securities purchased in the United States are maintained in the custody of State Street or other domestic banks or depositories. Portfolio securities purchased outside of the United States are maintained in the custody of foreign banks and trust companies who are members of State Street's Global Custody Network and foreign depositories (collectively "foreign subcustodians"). With respect to foreign subcustodians, there can be no assurance that the Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign subcustodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign subcustodians or application of foreign law to the Fund's foreign subcustodial arrangements.


                        20 - CNL GLOBAL REAL ESTATE FUND

Note to Financial Statements (continued)                       December 31, 2008

CNL GLOBAL REAL ESTATE FUND

TRUSTEES AND OFFICERS

Each trustee of the Trust who is not an "interested person" of the Trust, as that term is defined in the 1940 Act (an "Independent Trustee"), is paid an annual retainer fee of $2,000 for service to the Trust. In addition, the Audit Committee chair, the Governance Committee chair and the Independent Trustee Committee chair will each receive $2,000 per annum for fulfilling these roles. In addition, each Independent Trustee will be paid a fee of $1,500 for each regular Board meeting attended whether the regular or special Board meetings are attended in person or by telephone. In addition, each Independent Trustee will be paid a fee of $1,000 for each committee meeting, including Audit Committee, Governance Committee and Independent Trustee Committee meetings. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, excluding short-term investments, for the year ended December 31, 2008 totaled $43,845,072 and $4,284,025, respectively.

5. INCOME TAX INFORMATION

The tax character of dividends and distributions paid for the years ended December 31, 2008 and 2007 were as follows:

                                                          FOR THE PERIOD
                                       FOR THE YEAR     OCTOBER 26, 2007*
                                          ENDED              THROUGH
                                    DECEMBER 31, 2008   DECEMBER 31, 2007
                                    -----------------   -----------------
Ordinary income                          $469,843             $45,561
Long-term capital gains                        --                  --
Tax return of capital                          --                  --
                                         --------             -------
Total dividends and distributions        $469,843             $45,561
                                         ========             =======

*    COMMENCEMENT OF OPERATIONS.

As of December 31, 2008, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income                             $     15,999
Other temporary differences                               $    (34,216)
Undistributed long-term capital gains                     $         --
Net unrealized depreciation on investments and currency   $(14,309,752)

As of December 31, 2008, the Fund had a net capital loss carryforward of $1,169,804, which will expire on December 31, 2016. This carryforward may be used to offset future capital gains to the extent provided by regulations. In addition, the Fund incurred losses of $2,951,351 after October 31, 2008 that it has elected to treat as arising in the following fiscal year.

As of December 31, 2008, the Fund had temporary book/tax differences primarily attributable to wash sales on portfolio securities, post-October realized losses and mark-to-market on passive foreign investment companies and permanent book/tax differences primarily attributable to non-deductible expenses and foreign currency losses. To reflect reclassifications arising from the permanent differences, paid-in capital was credited $7,775, accumulated net realized loss was credited $31,317 and distributions in excess of net investment income was charged $39,092. Net assets were not impacted by these reclassifications.


                        CNL GLOBAL REAL ESTATE FUND - 21

Note to Financial Statements (continued)                       December 31, 2008

CNL GLOBAL REAL ESTATE FUND

6. CAPITAL STOCK

The following table summarized shares and dollar activity in the Fund:

                                                                    FOR THE PERIOD
                                              FOR THE            OCTOBER 26, 2007(a)
                                             YEAR ENDED                THROUGH
                                         DECEMBER 31, 2008        DECEMBER 31, 2007
                                      -----------------------   ---------------------
                                        SHARES      DOLLARS      SHARES      DOLLARS
                                      ---------   -----------   -------    ----------
CLASS A
Shares sold                             498,298  $  3,199,670     5,504(b) $   48,115(b)
Issued as reinvestment of dividends       3,569        19,300        67           578
Shares redeemed                        (243,580)   (1,222,503)       --            --
Shares reclassified(c)                    3,841        17,516        --            --
Redemption fees(d)                           --           419        --            --
                                      ---------   -----------   -------    ----------
Net increase (decrease)                 262,128   $ 2,014,402     5,571    $   48,693
                                      ---------   -----------   -------    ----------
CLASS C
Shares sold                               3,846   $    26,511        --(b)         --(b)
Issued as reinvestment of dividends          22           118        12           106
Shares redeemed                          (1,528)       (7,247)       --            --
Shares reclassified(c)                   (3,852)      (17,516)       --            --
Redemption fees(d)                           --             8        --            --
                                      ---------   -----------   -------    ----------
Net increase (decrease)                  (1,512)  $     1,874        12    $      106
                                      ---------   -----------   -------    ----------
INSTITUTIONAL CLASS
Shares sold                           6,080,792   $42,711,084   511,198(b) $5,100,000(b)
Issued as reinvestment of dividends      55,049       303,152     4,793        41,411
Shares redeemed                        (834,702)   (3,762,023)       --            --
Redemption fees(d)                           --        11,489        --            --
                                      ---------   -----------   -------    ----------
Net increase (decrease)               5,301,139   $39,263,702   515,991    $5,141,411
                                      ---------   -----------   -------    ----------

(a)  Commencement of operations.

(b) Does not include seed shares of 1,502, 1,500 and 7,000 and seed dollars of $15,020, $15,000 and $70,000 for Class A, Class C and Institutional Class, respectively.

(c)  On December 30, 2008, Class C shares were reclassified into Class A shares.

(d) The Fund may charge a 1.00% redemption fee on shares sold within 75 days of the time of purchase.

7. KEY RISKS

REAL ESTATE CONCENTRATION

The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated investment portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as decreases in real estate values, overbuilding and space over-supply conditions, increased competition among competing real estate property owners and other risks related to local or general economic and business conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rental rates and fluctuations in rental income due to lease terminations or expirations. Changes in interest rates, debt leverage ratios, debt maturity schedules, and the availability of credit to real estate


                        22 - CNL GLOBAL REAL ESTATE FUND

Note to Financial Statements (continued)                       December 31, 2008

CNL GLOBAL REAL ESTATE FUND

companies may also affect the value of the Fund's investment in real estate securities. Rising interest rates may drive up mortgage and financing costs and hinder real estate construction activity, which may negatively impact the securities that the Fund owns. Real estate securities are dependent upon specialized management skills at the operating company level, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of properties. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers, including the issuer of the real estate security. The real estate industry tends to be cyclical. Such cycles may adversely affect the value of the Fund's portfolio. The Fund will indirectly bear a proportionate share of a REIT's on-going operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund. In addition, U.S.-qualified REITs are subject to the possibility of failing to a) qualify for tax-free pass-through of income under the Internal Revenue Code ("IRC") and b) maintain exemption eligibility from the investment company registration requirements.

FOREIGN SECURITIES

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

REPURCHASE AGREEMENTS

Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

8. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for, and (c) how derivative instruments and related hedged items affect the Fund's financial position, financial performance, and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statements. FAS 161-related disclosures will be effective for fiscal years beginning after November 15, 2008.

9. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At December 31, 2008, one shareholder held 5% of Class A and one shareholder held 5% of the Institutional Class.


                        CNL GLOBAL REAL ESTATE FUND - 23

Report of Independent Registered Certified Public Accounting Firm

To the Board of Trustees and Shareholders of The CNL Funds -- CNL Global Real Estate Fund

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CNL Global Real Estate Fund (the "Fund") at December 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Tampa, FL

February 26, 2009


                        24 - CNL GLOBAL REAL ESTATE FUND

Tax Information (Unaudited)

Pursuant to the Jobs and Growth Relief Reconciliation Act of 2003, the Fund designates qualified dividend income of $156,745. Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-888-890-8934.

Other Information

PROXY VOTING RECORD

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX is available without charge, upon request, by calling 1-866-745-3797 or on the Securities and Exchange Commission's website at www.sec.gov. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, (i) by calling 1-866-745-3797;
(ii) on the Fund's website at www.thecnlfunds.com; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.


                        CNL GLOBAL REAL ESTATE FUND - 25

Trustees and Officers (Unaudited)

                             POSITION(S)
                              HELD WITH                                              NUMBER OF
                              TRUST AND                                            PORTFOLIOS IN
                              LENGTH OF                                             FUND COMPLEX           OTHER
                                TIME                PRINCIPAL OCCUPATION            OVERSEEN BY        TRUSTEESHIPS/
NAME, ADDRESS AND AGE         SERVED(1)              DURING PAST 5 YEARS              TRUSTEE       DIRECTORSHIPS HELD
-------------------------   ------------   -------------------------------------   -------------   --------------------
INTERESTED TRUSTEE:         Chairman       Vice Chairman, CNL Financial                  1         Director, CNL
Robert A. Bourne(2)         of the         Group, Inc. (real estate and                            Financial Group,
c/o CNL Fund                Board          development company). Mr. Bourne also                   Inc.; Director,
Advisors Company            and            serves and has served as a director                     CNLBank; Director,
450 South Orange Avenue     Trustee,       and an officer for various affiliates                   CNL Income
Orlando, FL 32801           May 2007       of CNL Financial Group, Inc.                            Properties, Inc.
Age: 61                     to present     including CNL Fund Advisors
                                           Company.

INDEPENDENT TRUSTEES:       Trustee,       Principal, Century Capital Markets,           1         None
G. Richard Hostetter        May 2007       LLC (financial services consultant)
c/o CNL Fund                to present     from 1999-present; Manager,
Advisors Company                           Strategic Redevelopment Initiatives,
450 South Orange Avenue                    LLC from 2005-present; Principal
Orlando, FL 32801                          and employee of Florida Commerce
Age: 69                                    Centers, LLC from February 2008-
                                           present.

James H. Kropp              Trustee,       Chief Investment Officer, i3 Funds,           1         Director, PS
c/o CNL Fund                May 2007       LLC from 2009-present; Sr. VP-                          Business Parks, Inc.
Advisors Company            to present     Investments, Gazit Group USA, Inc.
450 South Orange Avenue                    (real estate company) from 2006-
Orlando, FL 32801                          2008; Portfolio Manager, Realty
Age: 59                                    Enterprise Funds from 1998-2006;
                                           Managing Director, Christopher Weil
                                           & Co. Inc. (broker-dealer) from
                                           1995-2004.

J. Joseph Kruse             Trustee,       Senior Advisor Process Sensors                1         Chairman, Topsider
c/o CNL Fund                May 2007       Corp. (manufacturer of moisture                         Building Systems
Advisors Company            to present     sensors) from 2001-present; Senior                      Chairman,
450 South Orange Avenue                    Advisor, Hyde Park Capital                              Professional
Orlando, FL 32801                          (investment banking firm) from 2006-                    Facilities
Age: 76                                    present; President, Kruse & Co., Inc.                   Management (manages
                                           (merchant banking company)                              performing arts
                                           from 1993-present; Partner and                          centers)
                                           Senior Advisor, G. William Miller &
                                           Co., Inc from 1983-present.

(1) Trustees hold their position with the Trust until their resignation or removal.

(2) Robert A. Bourne is considered to be an "Interested Trustee" due to his position as Director of CNL Financial Group, Inc., which is the parent company of the Trust's Adviser.

The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-888-890-8934 or downloading it from the Internet at www.thecnlfunds.com.


                        26 - CNL GLOBAL REAL ESTATE FUND

                             POSITION(S)
                              HELD WITH                                              NUMBER OF
                              TRUST AND                                            PORTFOLIOS IN
                              LENGTH OF                                             FUND COMPLEX           OTHER
                                TIME                PRINCIPAL OCCUPATION            OVERSEEN BY        TRUSTEESHIPS/
NAME, ADDRESS AND AGE         SERVED(1)              DURING PAST 5 YEARS              TRUSTEE       DIRECTORSHIPS HELD
-------------------------   ------------   -------------------------------------   -------------   --------------------
OFFICERS:                   President,     President, CNL Fund Advisors                 N/A                 N/A
J. Grayson Sanders          May 2007       Company from 2006-present;
CNL Fund                    to present     President, CNL Fund Management
Advisors Company                           Company from 2006-2008;
450 South Orange Avenue                    President of CNL Capital Markets,
Orlando, FL 32801                          Inc. from 2004-2006; Managing
Age: 68                                    Director- Marketing of AIG Global
                                           Real Estate Investment Corp. (real
                                           estate investment management)
                                           from 2000-2004.

Paul S. Saint-Pierre        Treasurer,     Senior Vice President and CFO,               N/A                 N/A
CNL Fund                    May 2007       CNL Fund Advisors Company from
Advisors Company            to present     2007-present; Senior Vice President
450 South Orange Avenue                    and CFO, CNL Fund Management
Orlando, FL 32801                          Company from 2007-2008; CFO of
Age: 54                                    Hovnanian Land Investment Group
                                           (land development and investment)
                                           from 2005-2007; Executive Vice
                                           president of Wall Street Realty
                                           Capital (real estate investment
                                           banking) prior to 2005.

Paul F. Hahesy              Chief          Director, Foreside Compliance                N/A                 N/A
Foreside Compliance         Compliance     Services, LLC from 2008-present;
Services, LLC,              Officer,       Compliance Manager, Foreside
Three Canal Plaza,          October 2008   Compliance Services, LLC from
Suite 100                   to present     2005-2008; Compliance Consultant,
Portland, ME 04101                         MetLife Group, Inc. from 2001-2005.
Age: 37

Susan L. Terenzio           Secretary,     Corporate Paralegal, CNL Financial           N/A                 N/A
CNL Financial Group, Inc.   March 2008     Group, Inc. from 2004-present.
450 South Orange Avenue     to present
Orlando, FL 32801
Age: 48

Frank J. DiPietro           Assistant      Senior Director and Vice President,          N/A                 N/A
State Street Bank and       Treasurer,     State Street Bank & Trust Company
Trust Company               May 2007       from 2005-present; Senior Manager
2 Avenue de Lafayette,      to present     Investment Accounting &
Boston, MA 02110                           Administration of PFPC Inc.
Age: 38                                    from 1997-2005.

(1) Officers hold their positions with the Trust until a successor has been duly elected and qualified or until their earlier resignation or removal.


                        CNL GLOBAL REAL ESTATE FUND - 27

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

CNL GLOBAL REAL ESTATE FUND

INVESTMENT ADVISER
CNL Fund Advisors Company
450 South Orange Avenue
Orlando, FL 32801

SUB-ADVISER
CB Richard Ellis Global Real Estate Securities, LLC
250 West Pratt Street
Baltimore, MD 21201

ADMINISTRATOR & CUSTODIAN
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

TRANSFER AGENT
Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
4221 West Boy Scout Boulevard, Suite 200
Tampa, FL 33607

                                       INVESTMENT COMPANY ACT FILE NO. 811-22017

(CNL(R) LOGO)
CNL FUND ADVISORS COMPANY

ITEM 2. CODE OF ETHICS.

     As of December 31, 2008, the Registrant has adopted a code of ethics that applies to the Registrant's President and Treasurer (Principal Executive Officer and Principal Financial Officer). For the period ended December 31, 2008, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with the Form N-CSR under Item 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant's audit committee is James H. Kropp, who is "independent" as defined in Item 3(a)(2) of this Form.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal period October 26, 2007 through December 31, 2007 and for the fiscal year ended December 31, 2008 were $30,348 and $32,000, respectively.

     (b) AUDIT-RELATED FEES - There were no fees billed for the fiscal period October 26, 2007 through December 31, 2007 and for the fiscal year ended December 31, 2008 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under (a) of this Item.

     (c) TAX FEES - The aggregate fees billed for professional services rendered by the principal accountant for the review of the Registrant's tax returns, other tax-related filings and excise tax calculations in the fiscal period October 26, 2007 through December 31, 2007 and in the fiscal year ended December 31, 2008 were $7,125 and $12,400, respectively.

     (d) ALL OTHER FEES - The were no fees billed for the fiscal period October 26, 2007 through December 31, 2007 and for the fiscal year ended December 31, 2008 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

     (e) (1) The Registrant's audit committee pre-approves all audit and non-audit services to be performed by the Registrant's accountant before the accountant is engaged by the Registrant to perform such services.

          (2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) None of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended December 31, 2008 were attributable to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g)  Not applicable.

     (h)  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     The Registrant's full schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END INVESTMENT MANAGEMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of Ethics for the Registrant's President and Treasurer (Principal Executive Officer and Principal Financial Officer) described in
     Item 2 is attached hereto.

     (a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as
     Exhibit 99CERT.

     (a)(3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE CNL FUNDS


By (Signature and Title) /s/ J. Grayson Sanders
                         ----------------------------------------
                         J. Grayson Sanders
                         Principal Executive Officer and President

Date March 4, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.


By (Signature and Title) /s/ Paul S. Saint-Pierre
                         ----------------------------------------
                         Paul S. Saint-Pierre
                         Principal Financial Officer, Principal Accounting Officer and Treasurer

Date March 4, 2009